Note 4 - Inventory: Schedule of Inventory, Current (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Inventory, Current
	December 31, 2015	December 31, 2014

Raw materials	$100,702	$157,839
Finished goods	338,456	350,499
Inventory allowance	—	—
Total (Inventory)	$439,158	$508,338